Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 1,068	$ 126	$ 6,104	$ 319
Less: Dividends declared on preference shares	0	0	(1)	(1)
Earnings used in consolidated earnings per share	1,068	126	6,103	318
Less: Loss from discontinued operations, net of tax	4	5	1	3
Earnings used in earnings per share from continuing operations	$ 1,072	$ 131	$ 6,104	$ 321